Shareholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Shareholders' Equity
Shareholders' Equity

Note 7. Shareholders’ Equity

Preferred Stock

The Company has 350,000 shares of preferred stock authorized, of which 50,000 were designated as Series D preferred stock as of December 31, 2022.

Series D Preferred Stock

On December 21, 2022, the Board of Directors of the Company declared a dividend for the stockholders of record on January 3, 2023. The dividend consisted of one one-thousandth of a share of Series D preferred stock, par value $0.001 per share, for each outstanding share of the Company's common stock. The Series D preferred stock had the following rights and restrictions:

General; Transferability - Series D preferred stock shares will be in book-entry form without certificates. Transfers can only happen alongside common stock transfers, with 1/1,000th of a Series D preferred stock share transferred for each common stock share transferred.

Voting Rights - Each Series D preferred stock share gives the holder 1,000,000 votes. If a shareholder owns a fraction of a share, they will have a proportional number of votes. Series D preferred stock and common stock shares only vote together on two specific matters:

1.	Any plan to change the Company's Certificate of Incorporation for a reverse stock split.
2.	Any plan to delay a stockholders' meeting to vote on a reverse stock split (the "Adjournment Proposal").

When voting on the reverse stock split or the Adjournment Proposal, each Series D preferred stock share (or fraction of a share) will vote the same way as the common stock share it was issued from.

Dividend Rights - The holders of Series D preferred stock will not be entitled to receive dividends of any kind.

Liquidation Preference - If the Company undergoes liquidation, dissolution, or winding up, Series D preferred stock has priority over common stock for asset distribution. In such a situation, Series D preferred stockholders will receive a cash payment of $0.001 per share before any distribution is made to common stockholders.

Redemption - If Series D preferred stockholders do not attend or vote by proxy at a meeting for the reverse stock split and Adjournment Proposal, their shares will be automatically redeemed by the Company. If any Series D preferred stock remains after this redemption, it can be redeemed in one of two ways:

1.	The Board decides to redeem the shares at a time and date of their choosing.
2.	The shares will be automatically redeemed when the Company's stockholders approve the reverse stock split during a meeting for this purpose.

When Series D preferred stock is redeemed, stockholders receive a cash payment based on the number of shares they own. For every 100 whole shares redeemed, the stockholder will get $0.10 in cash.

The Series D preferred stock shares were classified as mezzanine equity as of December 31, 2022 since they were not mandatorily redeemable but were redeemable based on an event not entirely controlled by the Company. All Series D preferred stock were redeemed in conjunction with the special meeting of the shareholders’ on February 8, 2023.

Common Stock

On May 9, 2023, the Company completed a public offering of 2,301,500 shares of its common stock, pre-funded warrants to purchase 4,237,000 shares of its common stock and common warrants to purchase up to 6,538,500 shares of its common stock at a combined public offering price of $1.30. The pre-funded warrants have an exercise price of $0.001. As of September 30, 2023, there were no pre-funded warrants outstanding. The common warrants have an exercise price of $1.50 per share, are exercisable immediately and expire five years from the issuance date. The total gross proceeds to the Company from this offering were approximately $8.5 million before deducting commissions and other estimated offering expenses payable by the Company.

The following items represent transactions in the Company’s common stock for the nine months ended September 30, 2023:

●	The Company issued a vendor 50,000 shares of fully vested common stock with a fair value based on a closing price of $1.46 per share on April 27, 2023, the date of issuance.
●	The Company sold 851,130 shares of common stock pursuant to the B. Riley Sales Agreement at a weighted average price of $3.63 per share.
●	The Company issued 31,646 shares of fully vested common stock pursuant to an exclusive option agreement at $1.58 per share on May 2, 2023. The share price was calculated using the average closing price of the common stock for the ten days immediately preceding April 27, 2023, the effective date of the option agreement.
●	The Company sold 2,301,500 shares of common stock and 4,237,000 pre-funded warrants pursuant to the May 2023 public offering for $1.30 per share on May 9, 2023.
●	The Company issued 2,023,000 shares of common stock pursuant to the exercise of pre-funded warrants associated with the May 2023 public offering with an exercise price of $0.001 on May 9, 2023.
●	The Company issued 938,000 shares of common stock pursuant to the exercise of pre-funded warrants associated with the May 2023 public offering with an exercise price of $0.001 on May 10, 2023.
●	The Company issued 338,000 shares of common stock pursuant to the exercise of pre-funded warrants associated with the May 2023 public offering with an exercise price of $0.001 on May 22, 2023.
●	The Company issued 400,000 shares of common stock pursuant to the cashless exercise of pre-funded warrants associated with the May 2023 public offering with an exercise price of $0.001 on June 8, 2023.
●	The Company issued 536,384 shares of common stock pursuant to the cashless exercise of pre-funded warrants associated with the May 2023 public offering with an exercise price of $0.001 on September 6, 2023.

The issuance of the Company’s common stock to vendor described above was made under the 2015 Plan and, are registered on a Registration Statement on Form S-8. However, as shares of common stock are not covered by a reoffer prospectus, the certificates evidencing such shares reflect a Securities Act restrictive legend.

The issuance of the Company’s common stock pursuant to the B. Riley Sales Agreement described above was registered on a Registration Statement on Form S-3.

The issuance of the Company’s common stock in connection with the exclusive option agreement as described above was exempt under Section 4(a)(2) of the Securities Act of 1933, as amended. The recipient is knowledgeable, sophisticated and experienced in making investment decisions of this kind and received adequate information about the Company or had adequate access to information about the Company.

The issuances of the Company’s common stock in connection with the May 2023 public offering and upon the exercise of the pre-funded warrants described above were registered on a Registration Statement on Form S-1.

B. Riley At Market Issuance Sales Agreement

On August 11, 2017, the Company entered into the B. Riley Sales Agreement to sell shares of the Company’s common stock from time to time, through an “at-the-market” equity offering program under which B. Riley acts as sales agent. Under the B. Riley Sales Agreement, the Company sets the parameters for the sale of shares, including the number of shares to be issued, the time period during which sales may be requested to be made, limitation on the number of shares that may be sold in any one trading day and any minimum price below which sales may not be made. The B. Riley Sales Agreement provides that B. Riley is entitled to compensation for its services in an amount equal to 3% of the gross proceeds from the sale of shares sold under the B. Riley Sale Agreement. The Company has no obligation to sell any shares under the B. Riley Sales Agreement, and may suspend solicitation and offers under the B. Riley Sales Agreement at any time. The B. Riley Sales Agreement expires on December 31, 2023.

On August 13, 2021, the Company filed a prospectus supplement relating to the B. Riley Sales Agreement to offer and sell shares of Company common stock having an aggregate offering price of up to $30 million under the July 2020 Registration Statement. As of November 6, 2023, there was $23.6 million available for future sale of common stock under the B. Riley Sales Agreement. The Company is currently subject to the limitations contained in General Instruction I.B.6 of Form S-3. As a result, the Company is limited to selling no more than one-third of the aggregate market value of the equity held by non-affiliates, or the public float, during any 12-month period.  As of November 6, 2023, the Company does not currently have any remaining capacity for sales under the Form S-3 pursuant to General Instruction I.B.6. If the Company’s public float increases, the Company will have additional availability under such limitations, and if the Company’s public float increases to $75 million or more, the Company will no longer be subject to such limitations. There can be no assurance that the Company’s public float will increase or that the Company will no longer be subject to such limitations.

Note 7. Shareholders’ Equity (Deficit)

Preferred Stock

The Company has 350,000 shares of preferred stock authorized, of which 50,000 were designated as Series D preferred stock during the year ended December 31, 2022.

Series D Preferred Stock

On December 21, 2022, the Board of Directors of the Company declared a dividend for the stockholders of record on January 3, 2023. The dividend consists of one one-thousandth of a share of Series D preferred stock, par value $0.001 per share, for each outstanding share of the Company's common stock. The Series D preferred stock has the following rights and restrictions:

General; Transferability - Series D preferred stock shares will be in book-entry form without certificates. Transfers can only happen alongside common stock transfers, with 1/1,000th of a Series D preferred stock share transferred for each common stock share transferred.

Voting Rights - Each Series D preferred stock share gives the holder 1,000,000 votes. If a shareholder owns a fraction of a share, they will have a proportional number of votes.

Series D preferred stock and common stock shares only vote together on two specific matters:

3.	Any plan to change the Company's Certificate of Incorporation for a reverse stock split.
4.	Any plan to delay a stockholders' meeting to vote on a reverse stock split (the "Adjournment Proposal").

When voting on the reverse stock split or the Adjournment Proposal, each Series D preferred stock share (or fraction of a share) will vote the same way as the common stock share it was issued from.

Dividend Rights - The holders of Series D preferred stock will not be entitled to receive dividends of any kind.

Liquidation Preference - If the Company undergoes liquidation, dissolution, or winding up, Series D preferred stock has priority over common stock for asset distribution. In such a situation, Series D preferred stockholders will receive a cash payment of $0.001 per share before any distribution is made to common stockholders.

Redemption - If Series D preferred stockholders do not attend or vote by proxy at a meeting for the reverse stock split and Adjournment Proposal, their shares will be automatically redeemed by the Company. If any Series D preferred stock remains after this redemption, it can be redeemed in one of two ways:

3.	The Board decides to redeem the shares at a time and date of their choosing.
4.	The shares will be automatically redeemed when the Company's stockholders approve the reverse stock split during a meeting for this purpose.

When Series D preferred stock is redeemed, stockholders receive a cash payment based on the number of shares they own. For every 100 whole shares redeemed, the stockholder will get $0.10 in cash.

The Series D preferred stock shares are classified as mezzanine equity as of December 31, 2022 since they are not mandatorily redeemable but are redeemable based on an event not entirely controlled by the Company.

Common Stock

The following items represent transactions in the Company’s common stock for the year ended December 31, 2022:

●	The Company issued a vendor 5,377 shares of fully vested common stock with a fair value of $9.30 per share on February 7, 2022.
●	The Company issued a vendor 6,411 shares of fully vested common stock with a fair value of $7.80 per share on May 6, 2022.
●	The Company issued a vendor 3,664 shares of fully vested common stock with a fair value of $13.65 per share on August 5, 2022.
●	The Company issued a vendor 1,667 shares of fully vested common stock with a fair value of $7.20 per share on October 4, 2022.
●	The Company issued a vendor 5,129 shares of fully vested common stock with a fair value of $9.75 per share on November 7, 2022.
●	The Company issued 8,542 shares of common stock pursuant to the B. Riley Sales Agreement at a weighted average price of $9.29 per share.

The following items represent transactions in the Company’s common stock for the year ended December 31, 2021:

●	The Company issued 2 shares of common stock as a result of a warrant exercise. The weighted average exercise price per share was $59.25.
●	The Company issued 811,646 shares of common stock pursuant to the B. Riley Sales Agreement at a weighted average price of $24.28 per share.
●	The Company issued 2,018 shares of common stock as a result of option exercises. The weighted average exercise price per share was $12.81.
●	The Company issued a vendor 1,667 shares of fully vested common stock with a fair value of $16.50 per share on September 29, 2021.

All issuances of the Company’s common stock for the years ended December 31, 2022 and 2021 described above, other than shares issued under the B. Riley Sales Agreement and the issuance to vendors, were issued under the 2015 Plan and are registered on a Registration Statement on Form S-8 (SEC File No. 333-208515). However, as shares of common stock are not covered by a reoffer prospectus, the certificates evidencing such shares reflect a Securities Act of 1933, as amended, restrictive legend. The shares issued under the B. Riley Sales Agreement were registered on a Registration Statement on Form S-3 (SEC File No. 333-239928).

The issuance of the Company’s common stock to vendors as described above was exempt under Section 4(a)(2) of the Securities Act of 1933, as amended. The vendors are knowledgeable, sophisticated and experienced in making investment decisions of this kind and received adequate information about the Company or had adequate access to information about the Company. The vendors represented to the Company that the vendors are not “consultants” for purposes of Nasdaq Listing Rule 5635(c).

B. Riley At Market Issuance Sales Agreement

On August 11, 2017, the Company entered into the B. Riley Sales Agreement to sell shares of the Company’s common stock from time to time, through an “at-the-market” equity offering program under which B. Riley acts as sales agent. Under the B. Riley Sales Agreement, the Company sets the parameters for the sale of shares, including the number of shares to be issued, the time period during which sales may be requested to be made, limitation on the number of shares that may be sold in any one trading day and any minimum price below which sales may not be made. The B. Riley Sales Agreement provides that B. Riley is entitled to compensation for its services in an amount equal to 3% of the gross proceeds from the sale of shares sold under the B. Riley Sale Agreement. The Company has no obligation to sell any shares under the B. Riley Sales Agreement, and may suspend solicitation and offers under the B. Riley Sales Agreement at any time. The B. Riley Sales Agreement expires on December 31, 2023.

The Company’s shelf registration statement on Form S-3 (File No. 333- 217738) filed on May 5, 2017 (the “May 2017 Registration Statement”) with the U.S. Securities and Exchange Commission (the “SEC”) expired on August 10, 2020, but was available to be utilized for a period up to six months or until a new shelf registration statement was declared effective, whichever occurred first. All sales under the B. Riley Sales Agreement from August 11, 2017 through August 10, 2020 were made pursuant to the May 2017 Registration Statement.

All sales of common stock made pursuant to the B. Riley Sales Agreement since the expiration of the May 2017 Registration Statement have been, and future sales will be, made pursuant to the Company’s shelf registration statement on Form S-3 (File No. 333- 239928) filed on July 17, 2020 (the "July 2020 Registration Statement") with the SEC, and any amendments thereto, the base prospectus filed as part of such registration statement, and any prospectus supplements. The July 2020 Registration Statement was declared effective on August 28, 2020.

On August 13, 2021, the Company filed a prospectus supplement relating to the B. Riley Sales Agreement to offer and sell shares of Company common stock having an aggregate offering price of up to $30 million under the July 2020 Registration Statement. As of March 24, 2023, there was $26.6 million available for the sale of common stock under the B. Riley Sales Agreement. The Company is currently subject to the limitations contained in General Instruction I.B.6 of Form S-3. As a result, the Company is limited to selling no more than one-third of the aggregate market value of the equity held by non-affiliates, or the public float, during any 12-month period, and as of March 24, 2023, the Company has approximately $6.6 million remaining that is permitted to be sold under the Form S-3 pursuant to General Instruction I.B.6. If the Company’s public float increases, the Company will have additional availability under such limitations, and if the Company’s public float increases to $75 million or more, the Company will no longer be subject to such limitations. There can be no assurance that the Company’s public float will increase or that the Company will no longer be subject to such limitations.